Revenue and Loyalty Programs - Additional Information (Detail) $ in Thousands		12 Months Ended
	Mar. 12, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 476,251	$ 128,534
Loyalty points outstanding		52,500,000
Loyalty points outstanding value		$ 800
Loyalty point expected redemption period		1 year
Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue reduction per loyalty point		0.025
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue reduction per loyalty point		0.10
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,100